Deconsolidation of Osisko Development and discontinued operations - Disclosure of provisions and other liabilities (Details) - Osisko Development Corp. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	$ 64,017
Acquisition of Tintic by Osisko Development	20,804
New liabilities	40,210
Revision of estimates	(6,762)
Change in fair value	(21,483)
Accretion	2,518
Settlements/payments of liabilities	(8,855)
Recognition of deferred premium on flow-through shares	(914)
Currency translation adjustments	3,687
Deconsolidation of Osisko Development	(93,222)
Balance - December 31	0
Environmental rehabilitation [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	53,237
Acquisition of Tintic by Osisko Development	5,370
New liabilities	261
Revision of estimates	(4,299)
Change in fair value	0
Accretion	2,185
Settlements/payments of liabilities	(2,549)
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,193
Deconsolidation of Osisko Development	(55,398)
Balance - December 31	0
Lease liabilities [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	9,866
Acquisition of Tintic by Osisko Development	325
New liabilities	108
Revision of estimates	(2,463)
Change in fair value	0
Accretion	0
Settlements/payments of liabilities	(6,306)
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	12
Deconsolidation of Osisko Development	(1,542)
Balance - December 31	0
Deferred premium on flow-through shares [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	914
Acquisition of Tintic by Osisko Development	0
New liabilities	0
Revision of estimates	0
Change in fair value	0
Accretion	0
Settlements/payments of liabilities	0
Recognition of deferred premium on flow-through shares	(914)
Currency translation adjustments	0
Deconsolidation of Osisko Development	0
Balance - December 31	0
Derivative financial instruments [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	0
Acquisition of Tintic by Osisko Development	0
New liabilities	39,841
Revision of estimates	0
Change in fair value	(21,483)
Accretion	0
Settlements/payments of liabilities	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,333
Deconsolidation of Osisko Development	(19,691)
Balance - December 31	0
Deferred consideration and contingent payments [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Balance - January 1	0
Acquisition of Tintic by Osisko Development	15,109
New liabilities	0
Revision of estimates	0
Change in fair value	0
Accretion	333
Settlements/payments of liabilities	0
Recognition of deferred premium on flow-through shares	0
Currency translation adjustments	1,149
Deconsolidation of Osisko Development	(16,591)
Balance - December 31	$ 0